Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets
Properties	¥ 23,706,000	¥ 48,572,000
Lease liabilities
Non current	10,670,000	28,283,000
Current	13,735,000	22,941,000
Lease liabilities	24,405,000	51,224,000
Additions to the right-of-use assets during the year	¥ 58,238,000	¥ 21,612,000
Weighted average lessee's incremental borrowing rate	4.29%	4.26%